OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2017	2016
Claims receivable	5,857	10,732
Agent receivables	3,518	3,825
Other receivables	7,919	4,859
	17,294	19,416